Fair Value Measurements - Valuation Assumptions (Details)	Mar. 31, 2022	Feb. 04, 2022
Private warrants derivative liability | Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	11.5	11.5
Private warrants derivative liability | Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	8.28	6.53
Private warrants derivative liability | Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.367	0.343
Private warrants derivative liability | Term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	4.85	5
Private warrants derivative liability | Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.024	0.018
Private warrants derivative liability | Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0	0
Forward share purchase agreements derivative liability | Exercise price one
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	10.16	10.16
Forward share purchase agreements derivative liability | Exercise price two
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	10.01	10.01
Forward share purchase agreements derivative liability | Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	8.28	6.53
Forward share purchase agreements derivative liability | Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.726	0.639
Forward share purchase agreements derivative liability | Term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.09	0.24
Forward share purchase agreements derivative liability | Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.002	0.002
Forward share purchase agreements derivative liability | Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0	0
Escrow shares derivative liability | First stock price trigger
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	13.5	13.5
Escrow shares derivative liability | Second stock price trigger
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	15.5	15.5
Escrow shares derivative liability | Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	8.28	6.53
Escrow shares derivative liability | Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.63	0.64
Escrow shares derivative liability | Term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	2.85	3
Escrow shares derivative liability | Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.024	0.016
Escrow shares derivative liability | Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0	0
Shareholder earn-out rights derivative liability | First stock price trigger
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	13.5	13.5
Shareholder earn-out rights derivative liability | Second stock price trigger
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	15.5	15.5
Shareholder earn-out rights derivative liability | First revenue trigger
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	65,000,000	65,000,000
Shareholder earn-out rights derivative liability | Second revenue trigger
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	101,000,000	101,000,000
Shareholder earn-out rights derivative liability | Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	8.28	6.53
Shareholder earn-out rights derivative liability | 2022 Revenue assumption
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	55,500,000	55,500,000
Shareholder earn-out rights derivative liability | Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.63	0.64
Shareholder earn-out rights derivative liability | Term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	2.85	3
Shareholder earn-out rights derivative liability | Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.024	0.016
Shareholder earn-out rights derivative liability | Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0	0